Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2010	Sep. 30, 2009	Oct. 31, 2013 Subsequent Event	Sep. 30, 2013 Patents
Commitments and Contingencies [Line Items]
License Maintenance Costs	$ 25,000	$ 10,000	$ 10,000
Finite-Lived Intangible Asset, Useful Life					20 years
Payments For Rent Per Square Foot				26
Payments For Rent Monthly Payments				5,031
Payments For Security Deposits				$ 10,062